Net fee and commission income	12 Months Ended
Dec. 31, 2025
Fee and commission income [abstract]
Net fee and commission income	21 Net fee and commission income

Net fee and commission income
in EUR million	2025	2024	2023
Fee and commission income
Payment Services	2,478	2,219	2,062
Securities business	922	734	584
Insurance and other broking	650	594	529
Portfolio management	796	699	625
Lending business	727	650	602
Financial guarantees and other commitments	461	454	459
Other fee and commission income	264	255	248
Total fee and commission income	6,297	5,604	5,109

Fee and commission expenses
Payment Services	858	756	704
Securities business	170	147	128
Distribution of products	457	475	480
Other fee and commission expenses	210	218	202
Total fee and commission expenses	1,696	1,596	1,514

Net fee and commission income	4,602	4,008	3,595
Payment services fees are earned for providing services for deposit accounts and cards, cash management and transaction processing including interchange. Securities fees and commissions are fees for securities brokerage and securities underwriting. Portfolio management fees include fees earned for asset management activities, fiduciary and related activities in which ING holds or invests assets on behalf of its customers. Fees and commissions from lending (syndication) business include income earned for lending advisory, origination, underwriting and loan commitments which are not part of the effective interest rate. Financial guarantees and other commitments fees and commissions are earned from bank guarantees, letters of credit and other trade finance related products, factoring and leasing. Fees paid for distribution of products are all fees paid for the distribution of ING’s products and services through external providers.
Reference is made to Note 30 'Segments', which includes net fee and commission income, as reported to the
Executive Board and the Management Board Banking, disaggregated by segment.